Debt (Narrative) (Details) $ in Millions					3 Months Ended	6 Months Ended				9 Months Ended		12 Months Ended
	Jun. 06, 2019 USD ($)	May 07, 2019 USD ($)	Apr. 17, 2019 USD ($)	Apr. 04, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018 USD ($) debt_covenant fiscal_quarter	Jul. 03, 2018	Sep. 30, 2019 USD ($) debt_covenant fiscal_quarter	Sep. 30, 2018 USD ($) debt_covenant	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 USD ($) debt_covenant fiscal_quarter	Sep. 30, 2018 USD ($) debt_covenant	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2018 USD ($)	Mar. 30, 2018 USD ($)	Jan. 03, 2018	Aug. 03, 2015 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 125.0
Current portion - long-term debt								$ 103.6						$ 103.6
Unamortized adjustments to market value from purchase accounting								1.9						1.9
Letter of credit sublimit										75.0
Line of credit facility, additional borrowing capacity										50.0
Proceeds from Issuance of Long-term Debt										821.7	$ 0.0			0.0		$ 0.0	$ 442.8
Unamortized Deferred Financing Costs								(4.3)						(4.3)		(6.8)
Current portion - long-term debt								103.6		$ 139.6				$ 103.6		4.6
Debt Covenant, Leverage Ratio, Maximum										0.67				0.67
Debt Covenant, Interest Coverage Ratio, Minimum										2.50	2.50			2.25
Interest Coverage Ratio										2.99				2.61
Leverage Ratio														1.47
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum														0.65
Long Term Indebtedness, Less than or Equal to														$ 750.0		750.0
Debt Instrument, Unamortized Discount (Premium), Net								0.5		$ 1.1				0.5		0.6
Total Long-term Debt At Subsidiary With Purchase Accounting Adjustments								586.1						586.1		646.6
Long-term Debt, Excluding Current Maturities								1,372.3		$ 1,223.3				1,372.3		1,700.2
Long-term Debt, Maturities, Repayments of Principal in Year Two								144.7						$ 144.7
Debt Covenant, Debt to EBITDA Ratio, Maximum														7.00
Debt to EBITDA Ratio										5.68				5.84
Long-term Line of Credit								0.0						$ 0.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 175.0
Letter of credit sublimit										75.0
Line of credit facility, additional borrowing capacity										100.0
Long Term Indebtedness, Less than or Equal to															$ 750.0
Unamortized Deferred Financing Costs (Subsidiary)								(6.3)						(6.3)		(9.8)
Debt Instrument, Unamortized Discount (Premium), Net								1.4		2.7				1.4		2.0
Total Long-term Debt At Subsidiary With Purchase Accounting Adjustments								586.1		$ 574.2				586.1
Long-term Line of Credit								0.0						0.0
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End										Jun. 15, 2049
Proceeds from Issuance of Long-term Debt	$ 425.0
Long-term Debt, Gross										$ 425.0
Extinguishment of debt, amount	$ 435.0
Debt instrument interest percentage										3.95%
Ten Year Senior Unsecured Bonds At435 Maturing At April152029 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt			$ 400.0
Debt instrument interest percentage			4.35%
Senior Unsecured Notes At6.80 Maturing On October2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End										Oct. 01, 2019
Long-term Debt, Gross								$ 99.0						99.0					$ 200.0
Make Whole Premium				$ 1.5														$ 5.1
Extinguishment of debt, amount				$ 99.0	$ 101.0									$ 101.0
Debt instrument interest percentage					6.75%			6.75%		6.75%				6.75%
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End														Aug. 24, 2022
Long-term Debt, Gross								$ 436.1						$ 436.1		440.6
Eurodollar rate Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage								3.25%						3.25%						2.00%
Base Rate Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage								2.25%						2.25%						1.00%
Revolving Credit Agreement and Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant										2	2				2
Revolving Credit Agreement and Standby Letters of Credit [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Number of prior quarters included in debt to EBITDA ratio | fiscal_quarter								4		4				4
Debt Covenant, Interest Coverage Ratio, Minimum										2.50				2.50
Interest Coverage Ratio										9.36				8.09
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End										Feb. 01, 2061				Feb. 01, 2061
Long-term Debt, Gross								$ 17.7						$ 17.7		17.8
Debt instrument interest percentage										4.20%
U.S. Government note maturing in 2061 - 4.20% [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 17.7		$ 17.6				17.7
Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Early prepayment rate									101.00%
Standard Repayment Rate								100.00%
Term Loan Maturing 2022 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 436.1		$ 0.0				$ 436.1
First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum										0.65					0.75
Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End														Jul. 31, 2020
Bank Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross								0.0						$ 0.0		70.0
Extinguishment of debt, amount					$ 70.0									$ 70.0
Five Year Senior Unsecured Notes At6.75 Maturing October152019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End														Oct. 01, 2019
Long-term Debt, Gross								$ 99.0						$ 99.0		200.0
Debt instrument interest percentage								6.75%						6.75%
DPL Revolving Credit Agreement and Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant								2		2				2
Debt Instrument, Debt Covenant, Debt to EBITDA Ratio, Number of Quarters | fiscal_quarter								4		4				4
Number of prior quarters included in debt to EBITDA ratio | fiscal_quarter										4
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End										Oct. 01, 2021				Oct. 01, 2021
Long-term Debt, Gross		$ 380.0						$ 780.0		$ 380.0				$ 780.0		780.0
Make Whole Premium		41.4
Extinguishment of debt, amount		$ 400.0
Debt instrument interest percentage					7.25%			7.25%		7.25%				7.25%
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End										Sep. 01, 2031				Sep. 01, 2031
Long-term Debt, Gross								$ 15.6		$ 15.6				$ 15.6		15.6
Debt instrument interest percentage								8.125%		8.125%				8.125%
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End										Aug. 01, 2020
Extinguishment of debt, amount					$ 60.0									$ 60.0
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 140.0		$ 140.0				$ 140.0
Debt Instrument, Face Amount																					$ 200.0
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End														Aug. 01, 2020
Long-term Debt, Gross								140.0		$ 140.0				$ 140.0		200.0
Revolving Credit Facility [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum										0.67
Total Debt to Total Capitalization Ratio										0.58
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Covenant, Interest Coverage Ratio, Minimum													2.25
Debt Covenant, Debt to EBITDA Ratio, Maximum						6.75	7.00					6.50
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities								$ 1,475.9						$ 1,475.9		$ 1,704.8
2018 [Member]
Debt Instrument [Line Items]
Debt Covenant, Interest Coverage Ratio, Minimum														2.10
Debt Covenant, Debt to EBITDA Ratio, Maximum														7.25